FEDERATED BOND FUND
(formerly, Fortress Bond Fund)
(A PORTFOLIO OF INVESTMENT SERIES FUNDS, INC.)
Class A Shares, Class B Shares, Class C Shares

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995
1.Please delete ``Acceptable Investments'' on pages 8 and 9 and `Corporate
  Debt Obligations,'' up to the credit rating chart, on page 9 and replace them with the following:
     ACCEPTABLE INVESTMENTS
     The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in such bonds and, in addition, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are generally described as securities that are rated in one of the top four ratings categories by a nationally recognized statistical rating organization (`NRSRO''), such as Moody's Investors Service, Inc. (`Moody's), Standard & Poor's Ratings Group (``S&P''), or Fitch Investors Service, Inc. (`Fitch'') or that are unrated but determined by the Fund's investment adviser to be of comparable quality. Securities rated `BBB'' by S&P or Fitch, or ``Baa'' by Moody's, while still in one of the top four ratings categories, have speculative characteristics. Permitted investments include:
     domestic or foreign corporate debt obligations;
     obligations of the United States;
     notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System (including the National Bank for Cooperatives and Banks for Cooperatives), Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration;
     taxable municipal debt obligations (as a matter of operating policy, the lowest rated municipal debt obligations in which the Fund will invest will be rated BBB or better by an NRSRO, or which are of comparable quality in the judgment of the Fund's investment adviser); asset-backed securities;
     commercial paper that matures in 270 days or less and is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or F-1 or F-2 by Fitch;
     time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund (`BIF''), or in institutions whose accounts are insured by the Savings Association Insurance Fund (`SAIF''), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, either mature in six months or less or if not negotiable, either mature in ninety days or less, or may be withdrawn upon notice not exceeding ninety days; bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less. The total acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance;
     preferred stock and other equity-related securities which generally have bond-like attributes, including zero coupon and/or convertible securities;
     convertible securities, irrespective of their ratings;
     other securities which are deemed by the Fund's investment adviser, Federated Advisers (the `Adviser''), to be consistent with the Fund's investment objective; and repurchase agreements collateralized by acceptable investments. CORPORATE DEBT OBLIGATIONS. Although the corporate debt obligations in which the Fund will invest primarily are rated as investment grade by an NRSRO, or of comparable quality in the judgment of the investment adviser, the Fund may invest not more than 35% of its net assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e., `junk bonds''). Corporate debt obligations that are below investment grade are high-yield, high-risk securities, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, lower rated securities tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated securities may be more difficult to dispose of or to value than higher rated, lower-yielding securities. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments with respect to these securities than for higher rated securities.

                                                           January 27, 1997



FEDERATED INVESTORS
Federated Investors
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 461444507
Cusip 461444606
Cusip 461444705
G01271-06 (1/97)



FEDERATED BOND FUND
(formerly, Fortress Bond Fund)
(A PORTFOLIO OF INVESTMENT SERIES FUNDS, INC.)
Class F Shares

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995
1.Please delete ``Acceptable Investments'' on pages 4 and 5 and `Corporate
  Debt Obligations,'' up to the credit rating chart, on page 5 and replace them with the following:
     ACCEPTABLE INVESTMENTS
     The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in such bonds and, in addition, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are generally described as securities that are rated in one of the top four ratings categories by a nationally recognized statistical rating organization (`NRSRO''), such as Moody's Investors Service, Inc. (`Moody's), Standard & Poor's Ratings Group (``S&P''), or Fitch Investors Service, Inc. (`Fitch'') or that are unrated but determined by the Fund's investment adviser to be of comparable quality. Securities rated `BBB'' by S&P or Fitch, or ``Baa'' by Moody's, while still in one of the top four ratings categories, have speculative characteristics. Permitted investments include:
     domestic or foreign corporate debt obligations;
     obligations of the United States;
     notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System (including the National Bank for Cooperatives and Banks for Cooperatives), Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration;
     taxable municipal debt obligations (as a matter of operating policy, the lowest rated municipal debt obligations in which the Fund will invest will be rated BBB or better by an NRSRO, or which are of comparable quality in the judgment of the Fund's investment adviser); asset-backed securities;
     commercial paper that matures in 270 days or less and is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or F-1 or F-2 by Fitch;
     time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund (`BIF''), or in institutions whose accounts are insured by the Savings Association Insurance Fund (`SAIF''), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, either mature in six months or less or if not negotiable, either mature in ninety days or less, or may be withdrawn upon notice not exceeding ninety days;
     bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less. The total acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance;
     preferred stock and other equity-related securities which generally have bond-like attributes, including zero coupon and/or convertible securities;
     convertible securities, irrespective of their ratings;
     other securities which are deemed by the Fund's investment adviser, Federated Advisers (the `Adviser''), to be consistent with the Fund's investment objective; and repurchase agreements collateralized by acceptable investments. CORPORATE DEBT OBLIGATIONS. Although the corporate debt obligations in which the Fund will invest primarily are rated as investment grade by an NRSRO, or of comparable quality in the judgment of the investment adviser, the Fund may invest not more than 35% of its net assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e., `junk bonds''). Corporate debt obligations that are below investment grade are high-yield, high-risk securities, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, lower rated securities tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated securities may be more difficult to dispose of or to value than higher rated, lower-yielding securities. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments with respect to these securities than for higher rated securities.

                                                           January 27, 1997




FEDERATED INVESTORS
Federated Investors
Pittsburgh, PA 15222-3779
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 461444309
G01271-07 (1/97)